INCOME TAXES - Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforward, not subject to expiration	$ 3,140
Operating loss carryforwards, subject to expiration	502
Change in unrecognized tax benefits
Beginning balance	1,086	$ 1,061	$ 991
Gross increases related to current period tax positions	89	64	93
Gross increases related to prior periods tax positions	181	31	39
Gross decreases related to prior periods tax positions	0	(19)	(27)
Decrease related to resolutions of audits with tax authorities	(132)	(3)	(1)
Expiration of the statute of limitations for the assessment of taxes	(3)	(8)	(12)
Foreign currency translation	4	(40)	(22)
Ending balance	$ 1,225	$ 1,086	$ 1,061